UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN DISCOVERY

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Discovery Growth Fund

Portfolio of Investments

April 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Producer Durables - 23.5%
Aerospace - 1.4%
TransDigm Group, Inc.	137,823	$24,514,577

Back Office Support, HR & Consulting - 4.7%
CoStar Group, Inc. (a)	186,172	29,953,213
MAXIMUS, Inc.	64,023	2,725,459
Robert Half International, Inc.	707,210	31,683,008
WageWorks, Inc. (a)	415,421	17,601,388

		81,963,068

Commercial Services: Rental & Leasing - 2.2%
United Rentals, Inc. (a)	408,703	38,348,602

Diversified Manufacturing Operations - 1.6%
Carlisle Cos., Inc.	350,295	28,811,764

International Trade & Diversified Logistics - 0.2%
MSC Industrial Direct Co., Inc.-Class A	29,864	2,719,416

Machinery: Industrial - 3.5%
Actuant Corp.-Class A	567,590	19,218,597
Chart Industries, Inc. (a)	234,302	15,984,083
Middleby Corp. (The) (a)	100,680	25,419,686

		60,622,366

Machinery: Tools - 1.6%
Lincoln Electric Holdings, Inc.	432,278	28,880,493

Office Supplies & Equipment - 0.3%
Zebra Technologies Corp.-Class A (a)	87,350	6,065,584

Railroads - 1.7%
Genesee & Wyoming, Inc.-Class A (a)	293,330	29,042,603

Scientific Instruments: Control & Filter - 1.9%
IDEX Corp.	445,670	33,233,612

Scientific Instruments: Electrical - 1.4%
AMETEK, Inc.	480,697	25,342,346

Shipping - 1.9%
Kirby Corp. (a)	330,075	33,212,147

Transportation Miscellaneous - 1.1%
Expeditors International of Washington, Inc.	477,080	19,674,779

		412,431,357

Consumer Discretionary - 19.5%
Advertising Agencies - 0.3%
Criteo SA (Sponsored ADR) (a)	160,770	5,141,425

Auto Parts - 2.0%
LKQ Corp. (a)	1,185,702	34,527,642

Cable Television Services - 0.8%
AMC Networks, Inc.-Class A (a)	225,020	14,777,063

Company	Shares	U.S. $ Value
Diversified Retail - 0.5%
zulily, Inc.-Class A (a)(b)	228,100	$9,698,812

Education Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	489,963	19,980,691
Grand Canyon Education, Inc. (a)	583,720	25,170,007

		45,150,698

Leisure Time - 2.1%
HomeAway, Inc. (a)	660,851	21,556,960
Norwegian Cruise Line Holdings Ltd. (a)	476,438	15,612,873

		37,169,833

Radio & TV Broadcasters - 1.0%
Pandora Media, Inc. (a)	722,248	16,915,048

Recreational Vehicles & Boats - 1.5%
Polaris Industries, Inc.	194,220	26,089,573

Restaurants - 0.3%
Buffalo Wild Wings, Inc. (a)	31,770	4,642,232

Specialty Retail - 7.2%
Cabela’s, Inc. (a)	407,500	26,736,075
Dick’s Sporting Goods, Inc.	573,400	30,195,244
Five Below, Inc. (a)	557,227	22,461,821
Lumber Liquidators Holdings, Inc. (a)	258,250	22,509,070
Tractor Supply Co.	355,034	23,872,486

		125,774,696

Textiles, Apparel & Shoes - 1.2%
Under Armour, Inc.-Class A (a)	430,170	21,031,011

		340,918,033

Health Care - 16.5%
Biotechnology - 3.7%
Cubist Pharmaceuticals, Inc. (a)	317,791	22,264,438
Intercept Pharmaceuticals, Inc. (a)	7,020	1,854,122
NPS Pharmaceuticals, Inc. (a)	402,580	10,716,680
Puma Biotechnology, Inc. (a)	71,187	5,377,466
Quintiles Transnational Holdings, Inc. (a)	362,349	17,077,508
Synageva BioPharma Corp. (a)(b)	84,503	7,298,524

		64,588,738

Health Care Management Services - 0.9%
ICON PLC (a)	392,134	15,203,035

Health Care Services - 4.5%
Acadia Healthcare Co., Inc. (a)	544,943	22,898,505
Envision Healthcare Holdings, Inc. (a)	577,741	19,521,868
Mednax, Inc. (a)	363,006	21,508,106
Premier, Inc.-Class A (a)	475,720	14,271,600

		78,200,079

Company	Shares	U.S. $ Value
Health Care: Misc. - 0.2%
Arrowhead Research Corp. (a)(b)	363,605	$3,963,294

Medical & Dental Instruments & Supplies - 2.6%
Align Technology, Inc. (a)	397,220	20,015,916
HeartWare International, Inc. (a)	180,844	15,364,506
Insulet Corp. (a)	261,820	9,852,287

		45,232,709

Medical Equipment - 1.1%
Sirona Dental Systems, Inc. (a)	256,935	19,326,651

Pharmaceuticals - 3.5%
Akorn, Inc. (a)	831,598	20,972,902
Insys Therapeutics, Inc. (a)(b)	126,092	5,177,337
Isis Pharmaceuticals, Inc. (a)	47,568	1,265,784
Jazz Pharmaceuticals PLC (a)	144,560	19,501,144
Pharmacyclics, Inc. (a)	96,370	9,114,675
TESARO, Inc. (a)	229,453	5,727,147

		61,758,989

		288,273,495

Technology - 15.7%
Computer Services, Software & Systems - 12.1%
Aspen Technology, Inc. (a)	424,111	18,232,532
Concur Technologies, Inc. (a)	235,790	18,974,021
Cvent, Inc. (a)	381,029	10,489,728
F5 Networks, Inc. (a)	230,650	24,257,460
Guidewire Software, Inc. (a)	474,595	17,920,707
Informatica Corp. (a)	610,290	21,634,781
NetSuite, Inc. (a)	184,560	14,268,334
ServiceNow, Inc. (a)	379,041	18,845,919
SolarWinds, Inc. (a)	431,660	17,404,531
Tableau Software, Inc.-Class A (a)	271,845	15,024,873
Ultimate Software Group, Inc. (The) (a)	157,687	18,864,096
Yelp, Inc. (a)	286,774	16,724,660

		212,641,642

Production Technology Equipment - 1.3%
Teradyne, Inc. (a)(b)	1,255,460	22,183,978

Semiconductors & Component - 2.3%
Cavium, Inc. (a)	409,090	17,333,143
Intersil Corp.-Class A	1,879,170	23,188,958

		40,522,101

		275,347,721

Financial Services - 9.1%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc. (a)	110,159	21,833,513

Company	Shares	U.S. $ Value
Banks: Diversified - 4.4%
First Republic Bank/CA	391,293	$19,862,033
Iberiabank Corp.	270,939	17,042,063
Signature Bank/New York NY (a)	169,859	20,182,646
SVB Financial Group (a)	183,330	19,559,478

		76,646,220

Diversified Financial Services - 2.5%
Lazard Ltd.-Class A	550,099	25,882,158
Stifel Financial Corp. (a)	387,544	18,125,433

		44,007,591

Real Estate - 1.0%
Zillow, Inc. - Class A (a)(b)	154,400	16,783,280

		159,270,604

Energy - 5.4%
Oil Well Equipment & Services - 3.3%
FMC Technologies, Inc. (a)	239,050	13,554,135
Oceaneering International, Inc.	335,739	24,602,954
Oil States International, Inc. (a)	74,578	7,244,507
Superior Energy Services, Inc.	403,021	13,267,451

		58,669,047

Oil: Crude Producers - 2.1%
Concho Resources, Inc. (a)	100,861	13,157,318
Oasis Petroleum, Inc. (a)	363,510	16,906,850
SM Energy Co.	87,683	6,499,941

		36,564,109

		95,233,156

Materials & Processing - 5.0%
Chemicals: Diversified - 1.8%
PolyOne Corp.	863,251	32,346,015

Diversified Materials & Processing - 1.8%
Hexcel Corp. (a)	737,417	30,742,915

Metal Fabricating - 1.4%
Valmont Industries, Inc.	160,059	23,834,385

		86,923,315

Consumer Staples - 2.9%
Beverage: Soft Drinks - 1.5%
Keurig Green Mountain, Inc.	284,615	26,662,733

Drug & Grocery Store Chains - 1.4%
Sprouts Farmers Market, Inc. (a)	740,269	23,666,400

		50,329,133

Total Common Stocks (cost $1,424,903,414)		1,708,726,814

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (c) (cost $36,010,304)	36,010,304	$36,010,304

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $1,460,913,718)		1,744,737,118

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
Investment Companies - 1.9%
AllianceBernstein Exchange Reserves - Class I, 0.07% (c) (cost $33,595,597)	33,595,597	33,595,597

Total Investments - 101.5% (cost $1,494,509,315) (d)		1,778,332,715
Other assets less liabilities - (1.5)%		(26,852,071)

Net Assets - 100.0%		$1,751,480,644

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $335,260,695 and gross unrealized depreciation of investments was $(51,437,295), resulting in net unrealized appreciation of $283,823,400.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR                     –       American Depositary Receipt

AllianceBernstein Discovery Growth Fund

April 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,708,726,814		$	– 0	–	$	– 0	–	$1,708,726,814
Short-Term Investments	36,010,304			– 0	–		– 0	–	36,010,304
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	33,595,597			– 0	–		– 0	–	33,595,597

Total Investments in Securities	1,778,332,715			– 0	–		– 0	–	1,778,332,715
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,778,332,715		$	– 0	–	$	– 0	–	$1,778,332,715

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 23, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 23, 2014